Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Segment Information - Corporate Services [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 15,501,359	$ 17,362,093	$ 30,414,856	$ 30,327,696	$ 68,681,818	$ 48,929,124
Operating expenses
Cost of revenues	8,757,513	11,456,303	18,083,074	19,488,597	45,139,169	33,227,730
Personnel					13,593,090	9,531,101
Depreciation and amortization	421,468	572,194	845,930	1,099,200	2,240,680	2,037,112
General and administrative					11,670,974	8,772,689
Impairment of goodwill and intangible assets					14,648,048
Total operating expenses	18,045,802	17,807,363	36,068,930	30,729,543	88,616,961	54,668,632
Loss from operations	(2,544,443)	(445,270)	(5,654,074)	(401,847)	(19,935,143)	(5,739,508)
Retail and Appliances [Member]
Segment Reporting Information [Line Items]
Revenues					8,961,248	10,671,129
Operating expenses
Cost of revenues					7,083,662	8,203,401
Personnel					1,052,118	1,122,239
Depreciation and amortization					151,362	222,438
General and administrative					1,424,889	1,426,936
Impairment of goodwill and intangible assets					1,484,229
Total operating expenses					11,012,403	10,898,080
Loss from operations					(2,051,155)	(226,951)
Retail and Eyewear [Member]
Segment Reporting Information [Line Items]
Revenues	3,076,901	4,494,061	6,973,068	7,286,773	15,454,097
Operating expenses
Cost of revenues	1,421,597	3,430,540	4,420,530	5,377,551	11,738,639
Personnel					2,793,210
Depreciation and amortization	104,596	107,125	209,192	169,203	371,662
General and administrative					1,475,777
Impairment of goodwill and intangible assets
Total operating expenses	4,317,074	5,027,733	8,718,946	7,741,700	16,552,751
Loss from operations	(1,240,173)	(533,672)	(1,745,878)	(454,927)	(1,098,654)
Construction [Member]
Segment Reporting Information [Line Items]
Revenues					39,715,887	31,768,907
Operating expenses
Cost of revenues					23,162,151	20,980,103
Personnel					8,428,963	6,999,474
Depreciation and amortization					1,561,770	1,607,148
General and administrative					5,526,842	5,653,626
Impairment of goodwill and intangible assets					10,097,146
Total operating expenses					47,467,175	33,748,830
Loss from operations					(7,751,288)	(1,979,923)
Automotive Supplies [Member]
Segment Reporting Information [Line Items]
Revenues	1,103,087	1,364,137	2,881,448	2,624,303	4,550,586	6,489,088
Operating expenses
Cost of revenues	724,491	825,112	1,892,853	1,535,368	3,154,717	4,044,226
Personnel					1,226,788	1,394,061
Depreciation and amortization	69	51,939	138	103,878	155,886	207,526
General and administrative					1,004,716	1,319,851
Impairment of goodwill and intangible assets					3,066,673
Total operating expenses	1,253,170	1,371,899	3,020,750	2,699,432	8,439,228	6,621,482
Loss from operations	(150,083)	(7,762)	(139,302)	(75,129)	(3,888,642)	(132,394)
Corporate Services [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses
Cost of revenues
Personnel					92,011	15,327
Depreciation and amortization
General and administrative					2,238,750	372,276
Impairment of goodwill and intangible assets
Total operating expenses	1,838,861	571,288	5,211,393	1,132,339	5,145,404	3,400,240
Loss from operations	$ (1,838,861)	$ (571,288)	$ (5,211,393)	$ (1,132,339)	(5,145,404)	(3,400,240)
Personnel – corporate allocation [Member]
Operating expenses
Personnel
Personnel – corporate allocation [Member] | Retail and Appliances [Member]
Operating expenses
Personnel					(309,400)	(299,700)
Personnel – corporate allocation [Member] | Retail and Eyewear [Member]
Operating expenses
Personnel
Personnel – corporate allocation [Member] | Construction [Member]
Operating expenses
Personnel					(928,200)	(899,100)
Personnel – corporate allocation [Member] | Automotive Supplies [Member]
Operating expenses
Personnel					(309,400)	(299,700)
Personnel – corporate allocation [Member] | Corporate Services [Member]
Operating expenses
Personnel					1,547,000	1,498,500
General and Administrative Management Fees [Member]
Operating expenses
General and administrative					1,325,000	1,100,000
General and Administrative Management Fees [Member] | Retail and Appliances [Member]
Operating expenses
General and administrative					300,000	300,000
General and Administrative Management Fees [Member] | Retail and Eyewear [Member]
Operating expenses
General and administrative					225,000
General and Administrative Management Fees [Member] | Construction [Member]
Operating expenses
General and administrative					500,000	500,000
General and Administrative Management Fees [Member] | Automotive Supplies [Member]
Operating expenses
General and administrative					300,000	300,000
General and Administrative Management Fees [Member] | Corporate Services [Member]
Operating expenses
General and administrative
General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative
General and Administrative Corporate Allocation [Member] | Retail and Appliances [Member]
Operating expenses
General and administrative					(174,457)	(77,234)
General and Administrative Corporate Allocation [Member] | Retail and Eyewear [Member]
Operating expenses
General and administrative					(51,537)
General and Administrative Corporate Allocation [Member] | Construction [Member]
Operating expenses
General and administrative					(881,497)	(1,092,421)
General and Administrative Corporate Allocation [Member] | Automotive Supplies [Member]
Operating expenses
General and administrative					(160,152)	(344,482)
General and Administrative Corporate Allocation [Member] | Corporate Services [Member]
Operating expenses
General and administrative					$ 1,267,643	$ 1,514,137